Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Treasury shares
Beginning Balance at Dec. 31, 2014	$ 22,411	$ 54	$ 25,724	$ (940)	$ (564)	$ (1,863)
Beginning Balance, Shares at Dec. 31, 2014		19,110
Comprehensive income	4,886	$ 0	0	(132)	5,018	0
Dividend paid (Note 7c)	(5,758)	0	0	0	(5,758)	0
Employees share based compensation expenses	138	0	138	0	0	0
Exercise of options issued to employees from treasury shares	171	$ 0	0	0	0	171
Exercise of options issued to employees from treasury shares, Shares		92
Ending Balance at Dec. 31, 2015	21,848	$ 54	25,862	(1,072)	(1,304)	(1,692)
Ending Balance, Shares at Dec. 31, 2015		19,202
Comprehensive income	4,408	$ 0	0	205	4,203	0
Dividend paid (Note 7c)	(5,192)	0	0	0	(5,192)	0
Employees share based compensation expenses	136	0	136	0	0	0
Exercise of options issued to employees from treasury shares	85	$ 0		0	0	85
Exercise of options issued to employees from treasury shares, Shares		59
Ending Balance at Dec. 31, 2016	21,285	$ 54	25,998	(867)	(2,293)	(1,607)
Ending Balance, Shares at Dec. 31, 2016		19,261
Comprehensive income	5,675	$ 0	0	63	5,612	0
Dividend paid (Note 7c)	(6,173)	0	0	0	(6,173)	0
Employees share based compensation expenses	182	0	182	0	0	0
Exercise of options issued to employees from treasury shares	53	$ 0	0	0	0	53
Exercise of options issued to employees from treasury shares, Shares		46
Ending Balance at Dec. 31, 2017	$ 21,022	$ 54	$ 26,180	$ (804)	$ (2,854)	$ (1,554)
Ending Balance, Shares at Dec. 31, 2017		19,307